Financial Risk Management - Summary of Sensitivity Analysis of the Company Financial Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets		$ 498,845
Financial liabilities	$ (952,912)	(293,816)	$ (735,729)	$ (730,361)
Net liability position		205,029
Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(1,172,044)	25,369	(1,215,264)	(1,181,049)
Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities		(268,447)
Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	14,444,549	489,939	7,500,193	6,151,457
Trade Accounts Receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	1,266,005	$ 8,906	$ 1,479,410	$ 1,395,362
Peso amounts at exchange rate of Ps. 19.7354 [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	9,951,310
Financial liabilities	5,861,243
Net liability position	4,090,067
Peso amounts at exchange rate of Ps. 19.7354 [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	506,077
Peso amounts at exchange rate of Ps. 19.7354 [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(5,355,166)
Peso amounts at exchange rate of Ps. 19.7354 [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	9,773,654
Peso amounts at exchange rate of Ps. 19.7354 [Member] | Trade Accounts Receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	177,656
Exchange rate would depreciate 10% [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	9,046,646
Financial liabilities	(5,328,402)
Net liability position	3,718,244
Exchange rate would depreciate 10% [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	460,070
Exchange rate would depreciate 10% [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(4,868,332)
Exchange rate would depreciate 10% [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	8,885,140
Exchange rate would depreciate 10% [Member] | Trade Accounts Receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	161,506
Exchange rate would appreciate 10% [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	10,946,441
Financial liabilities	6,447,367
Net liability position	4,499,074
Exchange rate would appreciate 10% [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	556,685
Exchange rate would appreciate 10% [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(5,890,682)
Exchange rate would appreciate 10% [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	10,751,019
Exchange rate would appreciate 10% [Member] | Trade Accounts Receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	$ 195,422